Movement in Allowance for credit losses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Allowance for credit losses
Balance as of January 1	¥ 2,554	$ 360	¥ 2,069	¥ 1,320
Amounts charged to expenses	669	94	555	830
Amounts written off	(47)	(7)	(70)	(81)
Balance as of December 31	¥ 3,176	$ 447	¥ 2,554	¥ 2,069